Finance income and costs (Details) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Finance income
Interest income			₩ 230,557	₩ 193,012
Foreign exchange gains				693
Gains on foreign currency translation			6,350	9,162
Gains on valuation of derivatives			461,422	673,637
Total			698,329	876,504
Finance costs
Interest expenses			798,129	1,050,584
Foreign exchange losses				180
Losses on foreign currency translation			2,145	661
Losses on bond redemption			69,890	283,780
Losses on valuation of derivatives			6,281	5,802
Total	₩ 475,066	₩ 407,245	₩ 876,445	₩ 1,341,007